OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, New York 10281-1008

August 28, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re: Oppenheimer Master International Value Fund, LLC

Amendment No.11 under the Investment Company Act

File No. 811-22186

To the Securities and Exchange Commission:

On behalf of Oppenheimer Master International Value Fund, LLC (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment to the Fund’s Registration Statement on Form N-1A (the "Registration Statement"), which amendment constitutes Amendment No. 11 to the Registration Statement under the Investment Company Act (the "Amendment").

This filing is intended to become effective on August 28, 2015.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com

Very truly yours,

/s/ Amy Shapiro

Amy Shapiro

Vice President and Assistant Counsel

cc: Kramer Levin Naftalis & Frankel LLP

KPMG LLP

Edward Gizzi, Esq.

Gloria LaFond